Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating activities
Net income	$ 26,697	$ 28,604	$ 104,952	$ 96,243	$ 72,995
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,258	9,861	34,770	43,764	47,333
Deferred income taxes	(1,964)	(3,697)	(12,463)	(6,088)	(14,719)
Changes in:
Other assets	833	1,475	(1,721)	(2,931)	15,005
Accrued interest and other liabilities	23,416	(7,851)	(441)	(35,519)	21,653
Net cash provided by operating activities	70,850	34,818	152,719	152,841	217,720
Financing activities
Dividends paid	0	(34,000)	(102,000)	(41,400)	(41,800)
Net cash provided by financing activities	215,915	123,764	130,584	89,270	358,301
Change in cash and due from banks	171,547	126,016	(25,518)	26,172	(114,111)
Cash and due from banks, beginning of period	256,639	282,157	282,157	255,985	370,096
Cash and due from banks, end of period	428,186	408,173	256,639	282,157	255,985
NAB
Operating activities
Net income			104,952	96,243	72,995
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			0	0	1
Deferred income taxes			(7,478)	750	(1,817)
Changes in:
Other assets			7,052	(875)	9,213
Accrued interest and other liabilities			(10)	(558)	369
Equity in undistributed net income of subsidiaries			(3,473)	(49,962)	(30,796)
Net cash provided by operating activities			101,043	45,598	49,965
Financing activities
Net change in note payable to NAB			0	0	(7,000)
Dividends paid			(102,000)	(41,400)	(41,800)
Net cash provided by financing activities			(102,000)	(41,400)	(48,800)
Change in cash and due from banks			(957)	4,198	1,165
Cash and due from banks, beginning of period		6,710	6,710	2,512	1,347
Cash and due from banks, end of period			$ 5,753	$ 6,710	$ 2,512